						Exhibit 99.1

Semi-Annual Servicer’s Certificate
AEP Texas Central Company, as Servicer
AEP Texas Central Transition Funding II LLC

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of October 11, 2006
(the "Agreement") between AEP Texas Central Company, as Servicer and AEP Texas Central Transition Funding II LLC,
as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.
References herein to certain sections and subsections are references to the respective sections of the Agreement.

		Collection Periods:	Jul-2008	to	Dec-2008
		Payment Date:	01/02/2009

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 07/08 Collection Period (1)				16,563,477.92
	ii.	Remittances for the 08/08 Collection Period (2)				14,854,832.64
	iii.	Remittances for the 09/08 Collection Period				16,369,716.87
	iv.	Remittances for the 10/08 Collection Period (3)				15,629,705.05
	v.	Remittances for the 11/08 Collection Period				10,475,864.17
	vi.	Remittances for the 12/08 Collection Period (4)				11,028,633.81
	vii.	Investment Earnings on Collection Account
	viii.	Investment Earnings on Capital Subaccount				101,619.05
	ix.	Investment Earnings on Excess Funds Subaccount				97,934.01
	x.	Investment Earnings on General Subaccount (5)				490,988.63
	xi.	General Subaccount Balance (sum of i through x above)				85,612,772.15

	xii.	Excess Funds Subaccount Balance as of Prior Payment Date				8,761,328.21
	xiii.	Capital Subaccount Balance as of Prior Payment Date				8,698,500.00
	xiv.	Collection Account Balance (sum of xii through xiii above)				103,072,600.36

	(1) July remittances include the June's previous year true-up, which was settled on July 25, 2008.
	(2) Includes application of deposits for two REPS exiting the market.
	(3) Includes partial refund of excess deposits for the two REPS that exited the market in August.
	(4) December remittances include the previous year's true-up, which will be settled on January 23, 2009.
	(5) Includes earning of $126.56 in the Collection Account due to application of the two REP deposits
	exiting the market in August.

2.	Outstanding Amounts as of Prior Payment Date:

		Series 2006-1
	i.	Class A-1 Outstanding Amount				116,771,724.00
	ii.	Class A-2 Outstanding Amount				341,000,000.00
	iii.	Class A-3 Outstanding Amount				250,000,000.00
	iv.	Class A-4 Outstanding Amount				437,000,000.00
	v.	Class A-5 Outstanding Amount				494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes				1,639,471,724.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes				1,639,471,724.00

3.	Required Funding/Payments as of Current Payment Date:

						Principal
		Series 2006-1 Principal				Due
	i.	Class A-1				50,018,683.00
	ii.	Class A-2				0.00
	iii.	Class A-3				0.00
	iv.	Class A-4				0.00
	v.	Class A-5				0.00
	vi.	For all Series 2006-1 Notes				50,018,683.00

		{Add Other Series as applicable}

			Note Interest	Days in Interest	Principal
		Series 2006-1 Interest	Rate	Period (1)	Balance	Interest Due
	vii.	Class A-1	4.98%	180	116,771,724.00	2,907,615.93
	viii.	Class A-2	4.98%	180	341,000,000.00	8,490,900.00
	ix.	Class A-3	5.09%	180	250,000,000.00	6,362,500.00
	x.	Class A-4	5.17%	180	437,000,000.00	11,296,450.00
	xi.	Class A-5	5.31%	180	494,700,000.00	13,125,133.05
	xii.	For all Series 2006-1 Notes				42,182,598.98

		{Add Other Series as applicable}
					Required Level	Funding Required

	xiii.	Capital Subaccount			8,698,500.00	0.00
					8,698,500.00	0.00

Notes:
1. On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
of Indenture:

i.	Trustee Fees and Expenses			0.00
ii.	Servicing Fee			434,925.00
iii.	Administration Fee			50,000.00
iv.	Operating Expenses			19,105.59
v.	Semi-Annual Interest (including any past-due for prior periods)			42,182,598.98
			Per $1000 of Original
	Series 2006-1	Aggregate	Principal Amount

1.	Class A-1 Interest Payment	2,907,615.93	$24.9000
2.	Class A-2 Interest Payment	8,490,900.00	$24.9000
3.	Class A-3 Interest Payment	6,362,500.00	$25.4500
4.	Class A-4 Interest Payment	11,296,450.00	$25.8500
5.	Class A-5 Interest Payment	13,125,133.05	$26.5315
		42,182,598.98
	{Add Other Series as applicable}

vi.	Principal Due and Payable as a Result of Event of Default or on Final			0.00
	Maturity Date
			Per $1000 of Original
	Series 2006-1	Aggregate	Principal Amount

1.	Class A-1 Principal Payment	0.00	$0.0000
2.	Class A-2 Principal Payment	0.00	$0.0000
3.	Class A-3 Principal Payment	0.00	$0.0000
4.	Class A-4 Principal Payment	0.00	$0.0000
5.	Class A-5 Principal Payment	0.00	$0.0000
		0.00
	{Add Other Series as Applicable}

vii.	Semi-Annual Principal			50,018,683.00
			Per $1000 of Original
	Series 2006-1	Aggregate	Principal Amount

1.	Class A-1 Principal Payment	50,018,683.00	$428.3458
2.	Class A-2 Principal Payment	0.00	$0.0000
3.	Class A-3 Principal Payment	0.00	$0.0000
4.	Class A-4 Principal Payment	0.00	$0.0000
5.	Class A-5 Principal Payment	0.00	$0.0000
		50,018,683.00
	{Add Other Series as Applicable}

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
	of Indenture (continued):

	viii.	Funding of Capital Subaccount (to required level)	8,698,500.00
	ix.	Investment Earnings on Capital Subaccount Released to Note Issuer	101,619.05
	x.	Deposit to Excess Funds Subaccount	1,567,168.74
	xi.	Released to Note Issuer upon Retirement of all Notes	0.00
	xii.	Aggregate Remittances as of Current Payment Date	103,072,600.36

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect
	to payments to be made on such Payment Date):

		Series 2006-1

	i.	Class A-1 Outstanding Amount	66,753,041.00
	ii.	Class A-2 Outstanding Amount	341,000,000.00
	iii.	Class A-3 Outstanding Amount	250,000,000.00
	iv.	Class A-4 Outstanding Amount	437,000,000.00
	v.	Class A-5 Outstanding Amount	494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes	1,589,453,041.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes	1,589,453,041.00

	viii.	Excess Funds Subaccount Balance	1,567,168.74
	x.	Capital Subaccount Balance	8,698,500.00
	xi.	Aggregate Collection Account Balance	10,265,668.74

6.	Subaccount Withdrawals as of Current Payment Date
	(if applicable, pursuant to Section 8.02(e) of Indenture):

	i.	Excess Funds Subaccount	8,859,262.22
	iii.	Capital Subaccount	8,800,119.05
	iv.	Total Withdrawals	17,659,381.27

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:		0.00

	i.	Semi-annual Interest

		Series 2006-1

	1.	Class A-1 Interest Payment	0.00
	2.	Class A-2 Interest Payment	0.00
	3.	Class A-3 Interest Payment	0.00
	4.	Class A-4 Interest Payment	0.00
	5.	Class A-5 Interest Payment	0.00
			0.00
		{Add Other Series as Applicable}

	ii.	Semi-annual Principal	0.00

		Series 2006-1

	1.	Class A-1 Principal Payment	0.00
	2.	Class A-2 Principal Payment	0.00
	3.	Class A-3 Principal Payment	0.00
	4.	Class A-4 Principal Payment	0.00
	5.	Class A-5 Principal Payment	0.00
			0.00

		{Add Other Series as Applicable}

8	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	ii.	Capital Subaccount	0.00
			0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual
Servicer’s Certificate this 19th day of December, 2008.

AEP TEXAS CENTRAL COMPANY, as Servicer

By: /s/ Charles Zebula
Name: Charles Zebula
Title: Treasurer